UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21527
The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)
4265 San Felipe, Suite 900, Houtston, TX 77027

(Address of principal executive offices) (Zip code)
A. HAAG SHERMAN
THE ENDOWMENT MASTER FUND, L.P.
4265 San Felipe, Suite 900, Houston, TX 77027

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-725-9456
Date of fiscal year end: 12/31/05
Date of reporting period: 09/30/05
Item 1. Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2005 (unaudited)

			% of
	Shares/	Fair	Partners'
	Par Value*	Value	Capital
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Caduceus Capital II, L.P.		7,166,875
Contrarian Capital Distressed Equity Fund, L.P.		5,043,351
Copper Arch Fund, L.P.		5,727,841
Criterion Institutional Partners, L.P.		2,066,348
Everglades Partners, L.P.		1,472,137
GMO U.S. Aggressive Long/Short Fund (Onshore)		8,610,991
Leaf Investment Partners, L.P.		3,326,467
Sci-Tech Investment Partners, L.P.		1,037,681
Shumway Equity Fund, L.P.		3,368,330
The Raptor Global Fund, L.P.		8,109,238
Tiger Consumer Partners, L.P.		5,275,321
International Equity
Avenue Asia Equity Investments, L.P.		1,025,900
Boyer Allan Pacific Partners, L.P.		9,168,276
CCM International Small Cap Value Fund, L.P.		1,028,280
Gradient Europe Fund		4,400,696
SR Global Fund — Asia Portfolio (Class B, L.P.)		5,939,881
SR Global Fund — Europe Portfolio (Class A, L.P.)		4,343,600
SR Global Fund — International Portfolio (Class C, L.P.)		4,773,721
SR Global Fund Emerging Markets Portfolio (Class G, L.P.)		7,329,938
SR Global Fund Japan Portfolio (Class H, L.P.)		4,549,087
Steel Partners Japan, L.P.		3,310,349
Taiyo Fund, L.P.		234,480
The Explorador Fund, L.P.		5,246,812
Torrey Pines Fund, LLC		7,385,839
Opportunistic Equity
AQR Absolute Return Institutional Fund, L.P.		5,474,512
Global Undervalued Securities Fund		9,271,281
GMO Mean Reversion Fund (Onshore)		9,658,235
Maverick Fund USA, Ltd.		6,498,093
Traxis Fund Onshore, L.P.		3,696,119
Absolute Return
Courage Special Situations Fund, (Class B, L.P.)		1,011,828
Courage Special Situations Fund, (Class C, L.P.)		6,052,073
Harbert Convertible Arbitrage Fund, L.P.		8,668,774
M&M Arbitrage, LLC		5,758,514
Silverback Partners, L.P.		5,324,527
Real Estate
Clarion CRA Hedge Fund, L.P.		2,126,090
Clarion Global Fund, L.P.		999,975
Mercury Special Situations Fund		3,952,411
MONY/Transwestern Realty Partners II		682,881
NL Ventures V, L.P.		3,000,000
Security Capital, L.P.		5,231,752
Wells Street Partners, LLC		4,651,675
Natural Resources
Cambridge Energy, L.P.		8,849,197
The Ospraie Fund L.P.		8,596,494
Tocqueville Gold Partners, L.P.		5,825,908
Treaty Oak Partners, L.P.		10,066,388
Private Equity
Cap Royalty Partners L.P.		122,756
Cogene Biotech Ventures II, L.P.		18,628
Crosslink Crossover Fund IV, L.P.		4,682,204
PIPE Equity Partners LLC		6,550,740
Private Equity Investors, L.P.		101,607
Protégé Partners, L.P.		4,450,463
Q Investments		8,081,395
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2005 (unaudited)

			% of
		Fair	Partners'
	Shares	Value	Capital
Investments in Investment Funds, continued
Limited Partnerships and Limited Liability Companies, continued
United States, continued
Private Equity, continued
Sanderling Venture VI Co-Investment Fund, L.P.		255,681
Sanderling Venture VI, L.P.		118,276
Sterling Capital Partners II, L.P.		193,070
Sterling Group Partners II, L.P.		254,971
Venture Capital Fund of America		585,541
Enhanced Fixed Income
Arx Global High Yield Securities Fund I L.P.		7,626,638
BDC Partners I, L.P.		12,029,253
Contrarian Capital Fund I, L.P.		7,164,293
Greylock Global Opportunity Fund, L.P.		7,534,659
Harbert Distressed Investment Fund, L.P.		8,076,819
Ore Hill, L.P.		2,330,436
Post Total Return Fund, L.P.		3,219,833

Total United States		298,735,429

Total Limited Partnerships and Limited Liability Companies (Cost $251,700,101)		298,735,429	83.23%

Passive Foreign Investment Corporations
United States
International Equity
India Capital Fund Ltd. A2 Shares	2,396	3,964,189
Neon Liberty Greater China Fund, LTD	500	572,311

Total United States		4,536,500

Republic of Mauritius
International Equity
Boyer Allan India Fund, Inc.	24,201	2,999,681

Total Republic of Mauritius		2,999,681

Total Passive Foreign Investment Corporations (Cost $5,493,577)		7,536,181	2.10%

Bermuda Exempted Mutual Fund Company
Private Equity
Highland CDO Opportunity Fund		3,920,000

Total Bermuda Exempted Mutual Fund Company (Cost $4,000,000)		3,920,000	1.09%

Cayman Company Limited by Shares
United States
Absolute Return
Overseas CAP Partners, Inc.	7,205	8,401,187

Total Cayman Company Limited by Shares (Cost $7,537,412)		8,401,187	2.34%

Total Investments in Investment Funds (Cost $268,731,090)		318,592,797

Investments in Securities
Registered Investment Companies
United States
Enhanced Fixed Income
GMO Global Bond Fund	408,326	4,388,644
Debt
Wasatch Hoisington US Treasury Fund	74,373	1,091,788
International Equity
GMO Emerging Markets Fund III	224,401	5,399,977
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2005 (unaudited)

			% of
	Shares/	Fair	Partners'
	Par Value*	Value	Capital
Investments in Securities, continued
Registered Investment Companies, continued
Natural Resources
State Street Research Global Resources Fund	171,235	13,017,285

Total United States		23,897,694

Total Registered Investment Companies (Cost $14,715,916)		23,897,694	6.66%

Closed End Funds
United States
Financial
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	51,250
Blackrock Broad Investment Grade 2009 Term Trust	12,500	200,625
Blackrock Income Opportunity Trust	63,300	726,684
Ishares Trust	4,450	487,231
MFS Government Markets Income Trust	85,700	571,619
Morgan Stanley Government Income Trust	60,200	533,974
New America High Income Fund	126,300	274,071
Putnam Premier Income Trust	52,171	325,547

Total United States		3,171,001

Total Closed End Funds (Cost $3,177,252)		3,171,001	0.88%

Fixed Income
United States
Treasuries
United States Treasury Bonds, 5.250%, 2/15/29	765,000	833,940
United States Treasury Notes TIPS, 1.875%, 7/15/13	275,000	296,504
United States Treasury Notes TIPS, 2.00%, 7/15/14	150,000	158,840
United States Treasury Notes TIPS, 1.875%, 7/15/15	300,101	302,751
United States Treasury Notes TIPS, 3.625%, 4/15/28	294,285	385,007
Agencies
Federal Home Loan Mortgage Corp., Pool E74790, 5.00%, 2/1/14	79,764	79,772
Federal Home Loan Mortgage Corp., Pool E75753, 5.50%, 3/1/14	45,093	45,814
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	197,949
Federal Home Loan Mortgage Corp., Pool E92286, 5.00%, 11/1/17	22,161	22,125
Federal Home Loan Mortgage Corp., Pool E95383, 5.00%, 2/1/18	89,570	89,426
Federal Home Loan Mortgage Corp., Pool E94694, 5.50%, 2/1/18	35,505	36,034
Federal Home Loan Mortgage Corp., Pool B10507, 4.50%, 10/1/18	41,700	40,906
Federal Home Loan Mortgage Corp., Pool B14009, 5.00%, 5/1/19	78,014	77,847
Federal Home Loan Mortgage Corp, Pool C77936, 5.50%, 2/01/33	60,134	60,208
Federal Home Loan Mortgage Corp., Pool A10760, 5.50%, 6/1/33	14,671	14,686
Federal Home Loan Mortgage Corp., Pool 80749, 4.125%, 10/20/33 ^	554,625	558,363
Federal Home Loan Mortgage Corp., Pool A16536, 5.50%, 12/1/33	66,433	66,502
Federal Home Loan Mortgage Corp., Pool C01812, 5.50%, 4/1/34	333,472	333,820
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	299,224	308,097
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	150,243	152,131
Federal National Mortgage Association, Pool 545210, 5.92%, 10/1/11	229,294	241,115
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	33,909	33,263
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	168,205	167,947
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	51,245	52,213
Federal National Mortgage Association, Pool 699436, 7.50%, 2/1/33	18,348	19,207
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	97,433	99,077
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	111,326	111,386
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2005 (unaudited)

			% of
	Shares/	Fair	Partners'
	Par Value*	Value	Capital
Fixed Income, continued
United States, continued
Agencies, continued
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	25,226	25,654
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	29,375	29,388
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	97,443	97,488
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	145,863	142,991
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	394,328	394,357
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	140,070	142,441
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	59,377	60,905
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	245,183
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	25,271	26,336
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	3,238	3,370
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	14,840	15,204
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	33,724	34,066
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	110,908	111,993
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	249,995	252,439
New Valley Generation II, Series 2001, 5.572%, 5/1/20	44,163	45,200
Overseas Private Investment Corp., 3.74%, 4/15/15	171,201	164,928

Asset Backed Securities
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%, 12/23/34 ^	200,000	202,812
American Business Financial Services, Series 2002-2, 6.68%, 7/15/33	300,000	303,228
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00% 10/25/34	238,111	241,236
Bank of America Mortgage Securities, Series 2005-5, 5.50% 6/25/35	440,223	441,667
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 4A4, 5.74% 6/25/32 ^	62,696	62,942
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.11% 4/25/33 ^	160,601	156,089
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.37% 4/25/33 ^	162,653	159,703
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.49% 12/25/34 ^	197,653	193,082
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.84%, 4/25/35 ^	251,285	250,578
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.29%, 12/25/34 ^	224,120	222,579
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 06/25/35	238,804	237,706
Countrywide Home Loans, Series 2003-3, Class M6, 6.73%, 7/25/32 ^	100,000	102,235
Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	154,417	153,985
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	180,885
CSFB Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 11/25/34	177,984	176,382
CSFB Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	174,984	177,499
Diversified REIT Trust, Series 1999-1A, Class D, 6.78% 3/18/11	135,000	141,129
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0%, 9/1/18	35,526	31,336
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.61%, 9/25/34 ^	298,630	295,457
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 06/25/35	310,405	307,785
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.77%, 11/19/34 ^	244,646	242,517
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32 ^	175,000	181,138
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 5.04%, 02/25/34 ^	247,688	238,439
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 5.00%, 07/25/34 ^	176,601	175,312
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.25%, 8/25/17 ^	259,548	262,949
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 4.50%, 2/25/35 ^	250,000	251,428
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	130,405	130,619
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50% 10/25/16	200,479	204,236
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	152,472	151,901
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	82,408	80,326
Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class A1, 4.50%, 11/25/33 ^	187,709	181,843
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.63%, 11/25/34	199,457	190,770

Corporates
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	48,279
Finance
JP Morgan Chase & Co., 5.15%, 10/1/15	300,000	298,152

Total United States		13,253,097
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2005 (unaudited)

			% of
	Shares/	Fair	Partners'
	Par Value*	Value	Capital
Fixed Income, continued
Canada
Corporates
Consumer
General Motors Nova Financial, 6.85%, 10/15/08	100,000	93,672

Total Fixed Income (Cost $13,436,038)		13,346,769	3.72%

Total Investments in Securities (Cost $31,329,206)		40,415,464

Total Investments (Cost $300,060,296)		359,008,261	100.02%

* Shares or par value is listed for each investment if it is applicable for that investment type.
^ Indicates Variable Rate Security

CMO -	Collateralized Mortgage Obligation
PO -	Principal Only
REIT -	Real Estate Investment Trust
TIPS -	Treasury Inflation Protected Securities
See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Notes to Schedule of Investments
September 30, 2005 (unaudited)
     1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, The Endowment Master Fund, L.P. (the “Fund”) invests in a variety of investment vehicles, including but not limited to limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.
     2. VALUATION OF INVESTMENTS
The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with Endowment Advisers, L.P., the adviser to the Fund (the “Adviser”). The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Fund’s board of directors (the “Board”) that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.
Investments are valued as follows:
- INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.
- SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

- SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.
- OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.
SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives, or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or a combination of these procedures.
- OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.
     3. INVESTMENT SECURITIES TRANSACTIONS
The Fund records security transactions on a trade-date basis. Securities owned, or securities sold, but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method. Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Endowment Master Fund, L.P.

By	(Signature and Title)*	/s/ John A. Blaisdell

John A. Blaisdell
Co- Principal Executive Officer

Date	11/18/05

By	(Signature and Title)*	/s/ Andrew B. Linbeck

Andrew B. Linbeck
Co- Principal Executive Officer

Date	11/18/05

By	(Signature and Title)*	/s/ A. Haag Sherman

A. Haag Sherman
Co- Principal Executive Officer

Date	11/18/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ John A. Blaisdell

John A. Blaisdell
Co-Principal Executive Officer

Date	11/18/05

By	(Signature and Title)*	/s/ Andrew B. Linbeck

Andrew B. Linbeck
Co-Principal Executive Officer

Date	11/18/05

By	(Signature and Title)*	/s/ A. Haag Sherman

A. Haag Sherman
Co-Principal Executive Officer

Date	11/18/05

By	(Signature and Title)*	/s/ John E. Price

John E. Price
Principal Financial Officer

Date	11/18/05

* Print the name and title of each signing officer under his or her signature.